Commitment and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitment and Contingencies

Note 10. Commitment and Contingencies

Office lease

On January 1, 2022, the Company entered into a verbal month-to-month lease agreement for its executive offices with an unrelated third party and paid $17,400 on the lease for the three months ended March 31, 2023. For the three months ended March 31, 2024, the Company paid $17,400 under this lease.

Coastal Pride leases approximately 1,100 square feet of office space in Beaufort, South Carolina which consists of a lease with a related party for $1,000 per month that expires in October 2024. For the three months ended March 31, 2024, Coastal Pride paid $3,000 on the lease.

Coastal Pride also leased a 9,050 square foot facility for $1,000 per month from Gault for its soft-shell crab operations in Beaufort, South Carolina under a one-year lease that expired in February 2023. On February 3, 2023, the lease was renewed for $1,500 per month until February 2024. On February 3, 2024, Coastal Pride entered into a verbal month-to-month lease agreement with Gault for $1,500 per month. For the three months ended March 31, 2024, Coastal Pride paid $4,500 on the lease.

The offices and facility of TOBC are located in Nanaimo, British Columbia, Canada and are on land which was leased to TOBC for approximately $2,500 per month plus taxes, from Steve and Janet Atkinson, the former TOBC owners. On April 1, 2022, TOBC entered into a new five-year lease with Steve and Janet Atkinson for CAD$2,590 per month plus taxes, and an additional five-year lease with Kathryn Atkinson for CAD$2,370 per month plus taxes. Both leases are renewable for two additional five-year terms.

Rental and equipment lease expenses were approximately $42,600 and $44,500 for the three months ended March 31, 2024 and 2023, respectively.

Note 13. Commitment and Contingencies

Office lease

On January 1, 2022, the Company entered into a verbal month-to-month lease agreement for its executive offices with an unrelated third party and paid $23,200 on the lease for the three months ended March 31, 2022. For the year ended December 31, 2023, the Company has paid $69,900 on this lease.

Coastal Pride leased an aggregate of 1,600 square feet of office space in Beaufort, South Carolina under two leases for $1,255 and $750 per month. On October 1, 2023, both leases were terminated and Coastal Pride entered into a new one-year office lease for 1,100 square feet for $1,000 per month.

Coastal Pride also leased a 9,050 square foot facility for $1,000 per month from Gault for its soft-shell crab operations in Beaufort, South Carolina under a one-year lease that expired in February 2023. On February 3, 2023, the lease was renewed for $1,500 per month until February 2024. On February 3, 2024, the Coastal Pride entered into a verbal month-to-month lease agreement with Gault for $1,500 per month.

The offices and facility of TOBC are located in Nanaimo, British Columbia, Canada and are on land which was leased to TOBC for approximately $2,500 per month plus taxes, from Steve and Janet Atkinson, the former TOBC owners. On April 1, 2022, TOBC entered into a new five-year lease with Steve and Janet Atkinson for CAD$2,590 per month plus taxes, and an additional five-year lease with Kathryn Atkinson for CAD$2,370 per month plus. Both leases are renewable for two additional five-year terms.

Rental and equipment lease expenses were approximately $166,000 and $168,000 for the years ended December 31, 2023 and 2022, respectively.

Legal

The Company has reached a settlement agreement with a former employee. Although the agreement is not finalized the Company has reserved $70,000, representing the entire amount of the settlement.